Segment information (Tables)	12 Months Ended
Dec. 31, 2023
Operating Segments [Abstract]
Income statement and balance sheet position for operating segments

	2023
	Financial Services	Software	Non allocated

Total revenue and income	10,495,422	1,492,206	67,375

Cost of services	(2,309,021)	(670,878)	(2,859)
Administrative expenses	(729,204)	(290,494)	(32,676)
Selling expenses	(1,373,202)	(304,448)	(20,626)
Financial expenses, net	(3,902,800)	(50,383)	(930)
Other income (expenses), net	(383,150)	(25,652)	(481)
Total adjusted expenses	(8,697,377)	(1,341,855)	(57,572)

Loss on investment in associates	(4,608)	446	(17)
Adjusted profit before income taxes	1,793,437	150,797	9,786

Income taxes and social contributions	(356,803)	(36,953)	(2,768)
Adjusted net income for the year	1,436,634	113,844	7,018

	2022
	Financial Services	Software	Non allocated

Total revenue and income	8,083,548	1,419,841	85,555

Cost of services	(1,987,522)	(670,154)	(12,076)
Administrative expenses	(640,772)	(314,267)	(39,666)
Selling expenses	(1,245,266)	(245,071)	(20,903)
Financial expenses, net	(3,426,148)	(56,176)	(1,067)
Other income (expenses), net	(296,785)	(18,267)	(24,659)
Total adjusted expenses	(7,596,493)	(1,303,935)	(98,371)

Loss on investment in associates	(409)	(1,355)	(1,825)
Adjusted profit (loss) before income taxes	486,646	114,551	(14,641)

Income taxes and social contributions	(124,857)	(49,811)	(1,352)
Adjusted net income (loss) for the year	361,789	64,740	(15,993)

Additional information:
Share-based compensation, net of tax	112,772	2,124	101
Bond expenses	80,559	—	—
Previously reported adjusted net income (loss) for the year (as reported in the year)	555,120	66,864	(15,892)

	2021
	Financial Services	Software	Non allocated

Total revenue and income	4,090,995	686,267	46,499

Cost of services	(1,328,281)	(370,854)	(14,693)
Administrative expenses	(439,683)	(180,819)	(24,314)
Selling expenses	(887,009)	(114,591)	(10,944)
Financial expenses, net	(1,209,830)	(36,936)	(58)
Other income (expenses), net	(171,185)	(10,016)	(3,878)
Total adjusted expenses	(4,035,988)	(713,216)	(53,887)

Loss on investment in associates	(941)	(48)	(9,448)
Adjusted profit (loss) before income taxes	54,066	(26,997)	(16,836)

Income taxes and social contributions	39,413	(7,061)	(2,557)
Adjusted net income (loss) for the year	93,479	(34,058)	(19,393)

Additional information:
Share-based compensation, net of tax	44,691	12	—
Bond expenses	118,560	—	—
Previously reported adjusted net income (loss) for the year (as reported in the year)	256,730	(34,046)	(19,393)

Disclosure of reconciliation of segment adjusted net income loss

	2023	2022	2021

Adjusted net income – Financial Services	1,436,634	361,789	93,479
Adjusted net income (loss) – Software	113,844	64,740	(34,058)
Adjusted net income (loss) – Non allocated	7,018	(15,993)	(19,393)
Segment adjusted net income	1,557,496	410,536	40,028

Adjustments from adjusted net income to consolidated net income (loss)
Mark-to-market from the investment in Banco Inter	30,574	(853,056)	(1,264,213)
Amortization of fair value adjustment (a)	(92,399)	(138,601)	(89,100)
Gain on previously held interest in associate	—	—	15,848
Other expenses (b)	78,623	17,810	(118,323)
Tax effect on adjustments	26,126	36,915	38,412
Consolidated net income (loss)	1,600,420	(526,396)	(1,377,348)

(a)Related to acquisitions. Consists of expenses resulting from the changes in the fair value adjustments as a result of the application of the acquisition method.
(b)Consists of the fair value adjustment related to associates call option, M&A and, earn-out interests related to acquisitions, loss of control of subsidiaries and reversal of litigation of Linx. As mentioned above, Bond issuance expenses was part of the criteria from adjusted net income used up to December 31, 2022, The effect in Adjusted net income of no longer excluding Bond issuance expenses from January 1, 2022 to December 31, 2022 amounts to R$ 80,559 (2021 - R$ 118,560).